Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 02, 2018	Sep. 25, 2019	Mar. 25, 2019	Dec. 31, 2019
Significant Accounting Policies (Textual)
Cumulative effect of accumulated deficit	$ 435
Revenue remaining performance obligations				$ 11,300,000
Business combination, description		The Company acquired 100% of the outstanding shares of a German based company, GTX, for a total consideration of EUR 250 thousand in cash (approximately $273 thousand). GTX is a provider of enterprise messaging communication.	The Company acquired 100% of the outstanding shares of a German based company, Message Mobile, for a total consideration of approximately $3.0 million, $2.25 million was paid in cash and approximately $0.75 million was paid in shares.
Goodwill [Member]
Significant Accounting Policies (Textual)
Fair value of assets acquired		$ 200,000		$ 2,200,000
Core technology [Member]
Significant Accounting Policies (Textual)
Intangible assets amortized over their estimated useful lives				10 years 9 months
Fair value of assets acquired				$ 300,000
Customer relationships [Member]
Significant Accounting Policies (Textual)
Intangible assets amortized over their estimated useful lives				5 years 9 months
Fair value of assets acquired				$ 550,000